March 8, 2007
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Wilmington Trust Corporation
File No. 1-14659
Ladies and Gentlemen:
I am attaching for filing on behalf of Wilmington Trust Corporation definitive proxy materials to be delivered to shareholders in connection with its 2007 Annual Shareholders’ meeting. This filing deletes the last sentence on page 20 of the proxy statement previously filed on March 5, 2007.
Very truly yours,
/s/ Gerard A. Chamberlain
Gerard A. Chamberlain

Vice President and Counsel
Legal Division
gchamberlain@wilmingtontrust.com
Direct dial: 302-651-1268
GAC/wyc